TransSurvivorSM Life VUL
                        Variable Universal Life Insurance
                                    Issued by
                 Transamerica Occidental Life Insurance Company
                             Separate Account VUL-4

                       Supplement Dated February 16, 2006

                                       To

                          Prospectus Dated May 1, 2005


The following information supplements, amends and replaces the information in the Prospectus regarding the AllianceBernstein Growth and Income Portfolio of the Variable Products Series Fund - Class B, the AllianceBernstein Large Cap Growth Portfolio of the Variable Products Series Fund - Class B, and the International Magnum Portfolio of the Van Kampen Universal Institutional Funds, all of which are underlying investment options of Transamerica Occidental Life Insurance Company Separate Account VUL-4. You should read this supplement together with the Prospectus.

The Board of Directors of the AllianceBernstein Variable Products Series Fund has approved a change to the investment objectives of the AllianceBernstein Growth and Income Portfolio and the AllianceBernstein Large Cap Growth Portfolio. The new investment objective of each Portfolio is long term growth of capital, and the summary description of each Portfolio's investment objective on page 30 of the Prospectus is hereby replaced with the following:

1. The AllianceBernstein Growth and Income Portfolio of the Variable Products Series Fund - Class B seeks long-term growth of capital.

         Investment Adviser - Alliance Capital Management, L.P.


2. The AllianceBernstein Large Cap Growth Portfolio of the Variable Products Series Fund - Class B seeks long-term growth of capital.

         Investment Adviser - Alliance Capital Management, L.P.

The Board of Directors of the Van Kampen Universal Institutional Funds has approved a change to the investment objective of the International Magnum Portfolio. The summary description of the Portfolio's investment objectives on page 32 of the Prospectus is hereby replaced with the following:

     The International Magnum Portfolio of the Van Kampen Universal Institutional Funds - Class 1 seeks capital appreciation by investing primarily in equity securities of issuers in EAFE countries, which include Japan, most nations in Western Europe, Australia, New Zealand, Hong Kong, and Singapore.

         Investment Adviser - Van Kampen



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